Significant Balance Sheet Components - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Prepaid expenses, non-current	$ 3,456	$ 3,474	$ 3,368
Total other non-current assets	$ 3,456	$ 3,474	$ 3,368